JPMORGAN TRUST I

Highbridge Funds

Highbridge Dynamic Commodities Strategy Fund

Highbridge Statistical Market Neutral Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectuses dated November 1, 2013

J.P. Morgan Funds

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

JPMorgan Total Emerging Markets Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Diversified Real Return Fund

Prospectuses dated December 28, 2012, as supplemented

JPMorgan Diversified Risk Fund

Prospectuses dated December 17, 2012, as supplemented

JPMorgan Alternative Strategies Fund

Prospectuses dated November 1, 2013

JPMorgan Commodities Strategy Fund

Prospectuses dated November 21, 2012, as supplemented

J.P. Morgan Income Funds

JPMorgan Current Income Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Managed Income Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Prospectuses dated July 1, 2013, as supplemented

JPMorgan Emerging Markets Local Currency Debt Fund

JPMorgan Ex-G4 Currency Strategies Fund

JPMorgan International Currency Income Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Short Duration High Yield Fund

Prospectuses dated February 27, 2013, as supplemented

JPMorgan Corporate Bond Fund

Prospectuses dated February 25, 2013, as supplemented

JPMorgan Floating Rate Income Fund

Prospectuses dated December 28, 2012, as supplemented

JPMorgan Global Bond Opportunities Fund

Prospectuses dated August 17, 2012, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Asia Pacific Fund

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Equity Income Fund

JPMorgan Global Natural Resources Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan India Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Global Allocation Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan International Unconstrained Equity Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Global Research Enhanced Index Fund

Prospectuses dated February 25, 2013, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectuses dated July 1, 2013, as supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Prospectuses dated July 1, 2013, as supplemented

JPMorgan SmartAllocation Equity Fund

Prospectuses dated November 1, 2013

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2010 Fund

JPMorgan SmartRetirement® 2015 Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

Prospectuses dated November 1, 2013

SUP-GLOBAL-1113

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2015 Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

Prospectuses dated November 1, 2013 as supplemented

J.P. Morgan Specialty Funds

Security Capital U.S. Core Real Estate Securities Fund

Prospectuses dated May 1, 2013, as supplemented

JPMorgan International Realty Fund

JPMorgan Research Market Neutral Fund

Prospectuses dated February 28, 2013, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Prospectuses dated July 1, 2013, as supplemented

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectuses dated February 28, 2013, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Long/Short Fund

JPMorgan Multi-Cap Long/Short Fund

JPMorgan Research Equity Long/Short Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid Advantage Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2013

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectuses dated July 1, 2013, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectuses dated February 28, 2013, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectuses dated November 1, 2013

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectuses dated July 1, 2013, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2013

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

Prospectuses dated November 1, 2013

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Prospectuses dated November 1, 2013

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Prospectuses dated December 28, 2012, as supplemented

(Class A, Select Class and Institutional Class Shares)

Supplement dated November 22, 2013

to the Prospectuses as dated above, as supplemented

Effective January 1, 2014, the following changes will be made to the “How to Do Business with the Funds” section of the prospectuses:

A.	For Class A Shares, the description of sales charge waivers will be revised in the section titled “Waiver of the Class A Sales Charge” as follows:

1.	Item 5 is deleted in its entirety and replaced with the following:

5.	Bought by:

•

Group employer-sponsored retirement and deferred compensation plans and group employer-sponsored employee benefit plans (including health savings accounts) and trusts used to fund those plans. To be eligible, shares must be held through plan level or omnibus accounts with the Fund. Traditional IRAs, Roth IRAs, SEPs, SARSEPs, SIMPLE IRAs, KEOGH’s, individual 401(k) or individual 403(b) plans do not qualify under this waiver.

•

Financial Intermediaries, including affiliates of JPMorgan Chase, who have a dealer arrangement with the Distributor, act in a custodial capacity, or who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting, or other fee for their services.

•

Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to investment brokerage programs in which the end shareholder makes investment decisions independent of an financial advisor; these programs may or may not charge a transaction fee.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

2.	Item 9 is deleted.

3.	Items 10 and 11 in the same section, which are the last items in the section are renumbered as items 9 and 10.

B.	For Select Class Shares, the purchase eligibility description will be revised in the section titled “Who can buy shares?”

The first sentence of the second paragraph describing Select Class eligibility in the section is deleted and replaced with the following:

“Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase, authorized to act in a fiduciary, advisory, or custodial capacity for its clients or customers.”

C.	For Institutional Class Shares, the purchase eligibility description will be revised in the section titled “Who can buy shares?”

The first sentence of the first bullet in this section is deleted and replaced with the following:

“Institutional Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase, authorized to act in a fiduciary, advisory, or custodial capacity for its clients or customers.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE